FINANCIAL INSTRUMENTS - Liquidity Risk (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	CAD 79	CAD 65
Derivative financial liabilities, Expected Cash Flow	79
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities	713	638
Taxes Payable	25
Loans and borrowings	7,463	4,008
Convertible debentures	93
Dividends payable	91	CAD 64
Finance leases	30
Trade payables and accrued liabilities, Expected Cash Flows	713
Taxes Payable, Expected Cash Flows	25
Loans and borrowings, Expected Cash Flows	10,389
Convertible debentures, Expected Cash Flows	101
Dividends payable, Expected Cash Flows	91
Finance leases, Expected Cash Flows	30
Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, Expected Cash Flow	79
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	713
Taxes Payable, Expected Cash Flows	3
Loans and borrowings, Expected Cash Flows	392
Convertible debentures, Expected Cash Flows	101
Dividends payable, Expected Cash Flows	91
Finance leases, Expected Cash Flows	7
1 - 3 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, Expected Cash Flow
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows
Taxes Payable, Expected Cash Flows	4
Loans and borrowings, Expected Cash Flows	2,749
Convertible debentures, Expected Cash Flows
Dividends payable, Expected Cash Flows
Finance leases, Expected Cash Flows	7
3 - 5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, Expected Cash Flow
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows
Taxes Payable, Expected Cash Flows	4
Loans and borrowings, Expected Cash Flows	1,658
Convertible debentures, Expected Cash Flows
Dividends payable, Expected Cash Flows
Finance leases, Expected Cash Flows	2
More than 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, Expected Cash Flow
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows
Taxes Payable, Expected Cash Flows	14
Loans and borrowings, Expected Cash Flows	5,590
Convertible debentures, Expected Cash Flows
Dividends payable, Expected Cash Flows
Finance leases, Expected Cash Flows	CAD 14